Inventories	12 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
INVENTORIES	NOTE 4 – INVENTORIES Inventories as of June 30, 2022 and 2021 consisted of the following:
	2022	2021

E-watches	$11,058	$246,778
Total inventories, net	$11,058	$246,778